UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2008

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

MANAGED HIGH INCOME FUND INC.

FORM N-Q

MAY 31, 2008

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited)

May 31, 2008

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 93.7%
CONSUMER DISCRETIONARY — 19.8%
Auto Components — 1.9%
	Allison Transmission Inc.:
$580,000	11.000% due 11/1/15 (a)	$549,550
1,150,000	Senior Notes, 11.250% due 11/1/15 (a)(b)	1,052,250
1,035,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	662,400
3,600,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	3,388,500
	Total Auto Components	5,652,700

Automobiles — 1.7%
295,000	Ford Motor Co., Debentures, 8.900% due 1/15/32	222,725
	General Motors Corp.:
795,000	Notes, 7.200% due 1/15/11	669,788
	Senior Debentures:
1,200,000	8.250% due 7/15/23	828,000
3,090,000	8.375% due 7/15/33	2,132,100
1,325,000	Senior Notes, 7.125% due 7/15/13	1,010,312
	Total Automobiles	4,862,925

Diversified Consumer Services — 0.6%
1,495,000	Education Management LLC/Education Management Finance Corp., Senior Subordinated Notes, 10.250% due 6/1/16	1,431,463
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	214,375
	Total Diversified Consumer Services	1,645,838

Hotels, Restaurants & Leisure — 4.1%
1,055,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	26,375
1,530,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,308,150
875,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	809,375
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	368,390
480,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	381,600
655,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	632,075
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	197,775
985,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	911,125
1,530,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,338,750
415,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	373,500
	MGM MIRAGE Inc.:
610,000	Notes, 6.750% due 9/1/12	571,113
220,000	Senior Notes, 7.500% due 6/1/16	196,625
1,277,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	1,388,737
685,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	599,375
475,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.936% due 2/1/14 (a)(d)	370,500
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	33,800
1,380,000	7.750% due 8/15/16	1,155,750
100,000	Senior Subordinated Notes, 6.625% due 3/15/18	59,000
1,100,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	1,100,000
	Total Hotels, Restaurants & Leisure	11,822,015

Household Durables — 2.2%
120,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	120,300

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Household Durables — 2.2% (continued)
$685,000	D.R. Horton Inc., Senior Notes, 8.000% due 2/1/09	$688,425
1,170,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	1,050,075
	K Hovnanian Enterprises Inc.:
1,240,000	11.500% due 5/1/13 (a)	1,295,800
380,000	6.500% due 1/15/14	271,700
835,000	Senior Notes, 7.500% due 5/15/16	597,025
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,086,300
1,330,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.126% due 9/1/12	1,243,550
	Total Household Durables	6,353,175

Media — 6.8%
	Affinion Group Inc.:
210,000	Senior Notes, 10.125% due 10/15/13	215,775
1,635,000	Senior Subordinated Notes, 11.500% due 10/15/15	1,669,744
4,720,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	4,035,600
415,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13	386,987
620,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	430,900
510,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	354,450
1,760,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	1,892,000
	CSC Holdings Inc., Senior Notes:
795,000	8.125% due 7/15/09	811,894
450,000	6.750% due 4/15/12	438,750
855,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	826,144
1,130,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	1,172,375
720,000	EchoStar DBS Corp., Senior Notes, 7.750% due 5/31/15 (a)	720,000
2,560,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,843,200
	R.H. Donnelley Corp.:
1,075,000	Senior Discount Notes, 6.875% due 1/15/13	725,625
825,000	Senior Notes, 8.875% due 1/15/16	569,250
635,000	Sun Media Corp., 7.625% due 2/15/13	619,125
1,300,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	1,352,087
	TL Acquisitions Inc.:
1,085,000	Senior Notes, 10.500% due 1/15/15 (a)	992,775
1,080,000	Senior Subordinated Notes, step bond to yield 13.359% due 7/15/15 (a)	831,600
	Total Media	19,888,281

Multiline Retail — 1.4%
1,685,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (b)	1,558,625
	Neiman Marcus Group Inc.:
90,000	7.125% due 6/1/28	80,550
2,295,000	Senior Subordinated Notes, 10.375% due 10/15/15	2,383,931
	Total Multiline Retail	4,023,106

Specialty Retail — 1.1%
670,000	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16 (a)	646,550
285,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17	240,825
	AutoNation Inc., Senior Notes:
145,000	4.713% due 4/15/13 (d)	128,869
200,000	7.000% due 4/15/14	190,250
905,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	757,937

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Specialty Retail — 1.1% (continued)
$220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$227,700
	Michaels Stores Inc.:
670,000	Senior Notes, 10.000% due 11/1/14	623,100
510,000	Senior Subordinated Bonds, 11.375% due 11/1/16	441,150
	Total Specialty Retail	3,256,381
	TOTAL CONSUMER DISCRETIONARY	57,504,421

CONSUMER STAPLES — 1.1%
Food & Staples Retailing — 0.1%
165,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	198,568

Food Products — 0.5%
1,494,000	Dole Food Co. Inc., Senior Notes, 8.875% due 3/15/11	1,381,950

Household Products — 0.2%
710,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	710,000

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
230,000	8.500% due 5/15/12	219,650
760,000	11.000% due 5/15/12	786,600
	Total Tobacco	1,006,250
	TOTAL CONSUMER STAPLES	3,296,768

ENERGY — 13.0%
Energy Equipment & Services — 2.2%
1,145,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,423,940
1,140,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	1,159,950
1,090,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	1,130,875
375,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	383,438
1,960,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	2,183,620
	Total Energy Equipment & Services	6,281,823

Oil, Gas & Consumable Fuels — 10.8%
2,120,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,173,000
	Chesapeake Energy Corp., Senior Notes:
1,875,000	6.625% due 1/15/16	1,828,125
950,000	6.250% due 1/15/18	895,375
750,000	7.250% due 12/15/18	748,125
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	351,037
19	Corral Finans AB, 7.716% due 4/15/10 (a)(b)(d)	17
3,435,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	3,471,408
	Enterprise Products Operating LP:
790,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	794,614
250,000	Subordinated Notes, 7.034% due 1/15/68 (d)	218,462
1,190,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,173,637
310,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16 (a)	316,975
1,140,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,145,700
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	544,600
335,000	8.000% due 5/15/17	325,788
640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18 (a)	673,600
	OPTI Canada Inc., Senior Secured Notes:
290,000	7.875% due 12/15/14	295,075
300,000	8.250% due 12/15/14	310,500
640,000	Parallel Petroleum Corp., 10.250% due 8/1/14	643,200

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 10.8% (continued)
	Petrohawk Energy Corp., Senior Notes:
$650,000	9.125% due 7/15/13	$679,250
300,000	7.875% due 6/1/15 (a)	301,125
	Petroplus Finance Ltd.:
380,000	6.750% due 5/1/14 (a)	350,550
680,000	Senior Note, 7.000% due 5/1/17 (a)	617,100
	SandRidge Energy Inc.:
2,500,000	8.625% due 4/1/15 (a)(b)	2,581,250
100,000	Senior Notes, 8.000% due 6/1/18 (a)	101,750
1,740,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,705,200
720,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	731,019
1,625,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,503,125
960,000	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	1,030,800
1,400,000	VeraSun Energy Corp., 9.375% due 6/1/17	980,000
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	771,150
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	763,087
	Williams Cos. Inc.:
	Notes:
1,420,000	7.875% due 9/1/21	1,554,900
660,000	8.750% due 3/15/32	772,200
1,025,000	Senior Notes, 7.625% due 7/15/19	1,105,719
	Total Oil, Gas & Consumable Fuels	31,457,463
	TOTAL ENERGY	37,739,286

FINANCIALS — 12.2%
Commercial Banks — 0.5%
300,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	306,960
	TuranAlem Finance BV, Bonds:
920,000	8.250% due 1/22/37 (a)	779,700
280,000	8.250% due 1/22/37 (a)	237,300
	Total Commercial Banks	1,323,960

Consumer Finance — 4.6%
1,165,000	AmeriCredit Corp., 8.500% due 7/1/15	945,106
	Ford Motor Credit Co.:
	Notes:
650,000	7.875% due 6/15/10	616,205
1,100,000	7.163% due 4/15/12 (d)	1,082,324
635,000	7.000% due 10/1/13	534,568
	Senior Notes:
566,000	8.050% due 6/15/11 (d)	520,260
1,370,000	9.875% due 8/10/11	1,297,182
832,500	5.460% due 1/13/12 (d)	704,014
3,660,000	12.000% due 5/15/15	3,661,018
	General Motors Acceptance Corp.:
4,350,000	Bonds, 8.000% due 11/1/31 (e)	3,339,882
910,000	Notes, 6.875% due 8/28/12	733,628
	Total Consumer Finance	13,434,187

Diversified Financial Services — 4.5%
655,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	471,600
620,000	Capmark Financial Group Inc., 5.875% due 5/10/12	499,784
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,239,750
1,170,000	Citigroup Inc., Junior Subordinated Notes, 8.400% due 4/30/18 (d)	1,161,272
1,400,000	Elyria Foundry Co./EH Acquisition Inc., 13.000% due 3/1/13 (a)	1,386,000
980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	1,008,175

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments  (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Diversified Financial Services — 4.5% (continued)
	LVB Acquisition Merger:
$350,000	Senior Notes, 10.375% due 10/15/17 (a)(b)	$374,500
490,000	Senior Subordinated Bonds, 11.625% due 10/15/17 (a)	521,850
	Residential Capital LLC:
1,185,000	6.546% due 4/17/09 (a)(d)	859,125
430,000	8.875% due 6/30/15	217,150
1,200,000	Notes, 8.375% due 6/30/10	648,000
	Senior Notes:
290,000	8.125% due 11/21/08	268,250
80,000	5.816% due 4/17/09 (d)	66,000
180,000	5.758% due 5/22/09 (d)	147,600
1,135,000	8.000% due 2/22/11	573,175
450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	410,625
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18 (a)	907,718
445,000	Senior Notes, 7.875% due 3/13/18 (a)	440,016
	Vanguard Health Holdings Co.:
1,690,000	I LLC, Senior Discount Notes, step bond to yield 4.577% due 10/1/15	1,478,750
460,000	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	474,950
	Total Diversified Financial Services	13,154,290

Insurance — 0.6%
1,850,000	American International Group Inc., 8.175% due 5/15/58 (a)(d)	1,779,552

Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	373,125
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
370,000	6.500% due 6/1/16	362,600
695,000	6.750% due 4/1/17	691,525
	Total Real Estate Investment Trusts (REITs)	1,427,250

Real Estate Management & Development — 0.7%
760,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	444,600
	Realogy Corp.:
200,000	10.500% due 4/15/14	151,000
1,205,000	11.000% due 4/15/14 (b)	789,275
1,220,000	Senior Subordinated Notes, 12.375% due 4/15/15	671,000
	Total Real Estate Management & Development	2,055,875

Thrifts & Mortgage Finance — 0.8%
3,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	2,355,000
	TOTAL FINANCIALS	35,530,114

HEALTH CARE — 5.7%
Health Care Equipment & Supplies — 0.3%
765,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	719,100

Health Care Providers & Services — 5.4%
845,000	CRC Health Corp., 10.750% due 2/1/16	714,025
	DaVita Inc.:
200,000	Senior Notes, 6.625% due 3/15/13	195,500
775,000	Senior Subordinated Notes, 7.250% due 3/15/15	761,438
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,709,739
	Notes:
725,000	6.375% due 1/15/15	634,375
550,000	7.690% due 6/15/25	449,897
25,000	Senior Notes, 6.250% due 2/15/13	22,625

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Health Care Providers & Services — 5.4% (continued)
	Senior Secured Notes:
$975,000	9.250% due 11/15/16	$1,032,281
1,300,000	9.625% due 11/15/16 (b)	1,374,750
1,675,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,729,437
	Tenet Healthcare Corp., Senior Notes:
1,385,000	6.375% due 12/1/11	1,319,213
210,000	6.500% due 6/1/12	196,350
1,775,000	7.375% due 2/1/13	1,664,063
565,000	9.875% due 7/1/14	567,825
	Universal Hospital Services Inc.:
320,000	6.303% due 6/1/15 (d)	304,800
1,190,000	8.500% due 6/1/15 (b)	1,207,850
2,208,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (b)(d)	1,810,560
	Total Health Care Providers & Services	15,694,728

Pharmaceuticals — 0.0%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(f)	36,500
	TOTAL HEALTH CARE	16,450,328

INDUSTRIALS — 12.5%
Aerospace & Defense — 1.6%
	DRS Technologies Inc., Senior Subordinated Notes:
170,000	6.625% due 2/1/16	178,075
865,000	7.625% due 2/1/18	936,363
	Hawker Beechcraft Acquisition Co.:
2,515,000	Senior Notes, 8.875% due 4/1/15 (b)	2,577,875
30,000	Senior Subordinated Notes, 9.750% due 4/1/17	30,900
870,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	828,675
	Total Aerospace & Defense	4,551,888

Airlines — 2.4%
	Continental Airlines Inc., Pass-Through Certificates:
172,169	8.312% due 4/2/11	160,978
560,000	7.339% due 4/19/14	459,200
2,370,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,429,250
652,746	Delta Air Lines Inc., 8.954% due 8/10/14	567,889
	United Airlines Inc., Pass-Through Certificates:
630,000	6.831% due 9/1/08	693,000
1,443,358	7.811% due 10/1/09 (g)	1,661,724
581,502	8.030% due 7/1/11 (g)	671,961
275,000	6.932% due 9/1/11 (g)	320,903
	Total Airlines	6,964,905

Building Products — 1.6%
	Associated Materials Inc.:
2,755,000	Senior Discount Notes, step bond to yield 12.102% due 3/1/14	1,894,062
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	275,000
	Nortek Inc.:
910,000	Senior Secured Notes, 10.000% due 12/1/13 (a)	908,863
675,000	Senior Subordinated Notes, 8.500% due 9/1/14	475,875
2,200,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.559% due 3/1/14	1,102,750
	Total Building Products	4,656,550

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Commercial Services & Supplies — 2.7%
$1,895,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	$1,620,225
510,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	446,250
2,455,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,504,100
1,200,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	1,266,000
1,500,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	1,320,000
	US Investigations Services Inc.:
670,000	11.750% due 5/1/16 (a)	572,850
160,000	Senior Subordinated Notes, 10.500% due 11/1/15 (a)	145,600
	Total Commercial Services & Supplies	7,875,025

Construction & Engineering — 0.3%
880,000	CSC Holdings Inc., 8.500% due 6/15/15 (a)	884,400

Machinery — 0.3%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	404,200
460,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	466,900
	Total Machinery	871,100

Road & Rail — 2.2%
1,535,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,611,750
3,590,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	3,598,975
	Kansas City Southern de Mexico, Senior Notes:
700,000	7.625% due 12/1/13	690,375
315,000	7.375% due 6/1/14	307,912
160,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	163,200
	Total Road & Rail	6,372,212

Trading Companies & Distributors — 1.1%
685,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	613,075
1,640,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,435,000
1,545,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	1,166,475
	Total Trading Companies & Distributors	3,214,550

Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
1,925,000	10.426% due 5/15/15 (a)(d)	644,875
900,000	12.500% due 5/15/17 (a)	324,000
	Total Transportation Infrastructure	968,875
	TOTAL INDUSTRIALS	36,359,505

INFORMATION TECHNOLOGY — 2.2%
Communications Equipment — 0.1%
190,000	Nortel Networks Ltd., 10.750% due 7/15/16 (a)	188,575

Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
360,000	Senior Notes, 9.500% due 10/15/15	340,650
	Senior Secured Notes:
310,000	5.463% due 10/15/13 (d)	284,813
520,000	7.875% due 10/15/14	507,000
	Total Electronic Equipment & Instruments	1,132,463

IT Services — 1.5%
855,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(b)	799,425

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
IT Services — 1.5% (continued)
	First Data Corp.:
$150,000	5.625% due 11/1/11	$109,875
1,540,000	9.875% due 9/24/15 (a)	1,395,625
	SunGard Data Systems Inc.:
270,000	Senior Notes, 9.125% due 8/15/13	279,450
1,680,000	Senior Subordinated Notes, 10.250% due 8/15/15	1,755,600
	Total IT Services	4,339,975

Software — 0.2%
1,090,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	836,575
	TOTAL INFORMATION TECHNOLOGY	6,497,588

MATERIALS — 8.5%
Chemicals — 1.5%
	Georgia Gulf Corp., Senior Notes:
85,000	9.500% due 10/15/14	70,550
2,070,000	10.750% due 10/15/16	1,355,850
480,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	516,000
865,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	932,037
1,715,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,123,325
295,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	255,175
	Total Chemicals	4,252,937

Containers & Packaging — 1.0%
10,000	Berry Plastics Holding Corp., 10.250% due 3/1/16	8,050
595,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	556,325
1,580,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	1,599,750
320,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	302,400
425,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)(f)(g)	0
480,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16 (a)	508,800
	Total Containers & Packaging	2,975,325

Metals & Mining — 3.1%
1,260,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	1,356,629
890,000	Metals USA Holdings Corp., 8.698% due 7/1/12 (b)(d)	834,375
1,410,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,480,500
150,000	Noranda Aluminum Acquisition Corp., 6.826% due 5/15/15 (a)(b)(d)	132,375
830,000	Noranda Aluminum Holding Corp., Senior Notes, 8.578% due 11/15/14 (a)(b)(d)	730,400
1,455,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,374,975
2,485,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	2,422,875
355,000	Steel Dynamics Inc., Senior Notes, 7.375% due 11/1/12 (a)	359,438
380,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	364,800
	Total Metals & Mining	9,056,367

Paper & Forest Products — 2.9%
	Abitibi-Consolidated Co. of Canada:
2,002,000	15.500% due 7/15/10 (a)	1,491,490
1,500,000	Senior Secured Notes, 13.750% due 4/1/11 (a)	1,599,375
	Appleton Papers Inc.:
75,000	Senior Notes, 8.125% due 6/15/11	72,750
1,450,000	Senior Subordinated Notes, 9.750% due 6/15/14	1,392,000
	NewPage Corp.:
240,000	10.000% due 5/1/12 (a)	256,800
2,075,000	Senior Secured Notes, 9.123% due 5/1/12 (d)	2,178,750
466,288	Newpage Holding Corp., 9.986% due 11/1/13 (b)(d)	458,711

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Paper & Forest Products — 2.9% (continued)
	Verso Paper Holdings LLC:
$500,000	9.078% due 2/1/13 (d)	$452,500
580,000	11.375% due 8/1/16	590,150
	Total Paper & Forest Products	8,492,526
	TOTAL MATERIALS	24,777,155

TELECOMMUNICATION SERVICES — 8.6%
Diversified Telecommunication Services — 6.0%
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	145,250
	Citizens Communications Co.:
90,000	7.050% due 10/1/46	64,350
1,210,000	Senior Notes, 7.875% due 1/15/27	1,095,050
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(f)(g)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	172,525
2,500,000	Intelsat Ltd., 9.250% due 8/15/08	2,518,750
	Level 3 Financing Inc.:
250,000	6.704% due 2/15/15 (d)	211,250
2,015,000	Senior Notes, 9.250% due 11/1/14	1,894,100
1,320,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,306,800
790,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	778,150
2,545,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	1,997,825
	Virgin Media Finance PLC, Senior Notes:
530,000	8.750% due 4/15/14	523,375
2,165,000	9.125% due 8/15/16	2,132,525
2,370,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	2,547,750
2,015,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	2,093,081
	Total Diversified Telecommunication Services	17,480,781

Wireless Telecommunication Services — 2.6%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	708,000
450,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	434,813
	Sprint Capital Corp.:
3,400,000	Notes, 8.750% due 3/15/32	3,075,660
1,975,000	Senior Notes, 6.875% due 11/15/28	1,583,861
2,120,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	1,897,400
	Total Wireless Telecommunication Services	7,699,734
	TOTAL TELECOMMUNICATION SERVICES	25,180,515

UTILITIES — 10.1%
Electric Utilities — 1.2%
1,115,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,229,287
2,230,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (a)(b)	2,263,450
	Total Electric Utilities	3,492,737

Gas Utilities — 0.6%
1,730,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,678,100

Independent Power Producers & Energy Traders — 8.3%
263,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	247,593
	AES Corp., Senior Notes:
1,330,000	9.500% due 6/1/09	1,379,875
1,330,000	8.000% due 10/15/17	1,341,637
670,000	8.000% due 6/1/20 (a)	661,625
2,360,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,247,900

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 8.3% (continued)
$160,000	Dynegy Inc., 7.670% due 11/8/16	$160,800
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	1,030,000
840,000	7.200% due 5/15/19	823,200
1,065,000	7.625% due 5/15/27	1,009,088
9,220,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(b)	9,496,600
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
98,398	9.125% due 6/30/17	109,099
467,661	10.060% due 12/30/28	543,095
1,090,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,103,625
	NRG Energy Inc., Senior Notes:
575,000	7.250% due 2/1/14	564,938
3,395,000	7.375% due 2/1/16	3,318,612
100,000	7.375% due 1/15/17	98,000
310,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	235,385
	Total Independent Power Producers & Energy Traders	24,371,072
	TOTAL UTILITIES	29,541,909
	TOTAL CORPORATE BONDS & NOTES (Cost — $289,364,450)	272,877,589

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(f)(g) (Cost - $6,995,540)	0

COLLATERALIZED SENIOR LOANS — 1.3%
Auto Components — 0.4%
1,243,750	Allison Transmission, Term Loan B, 5.532% due 8/7/14 (d)	1,143,473

Containers & Packaging — 0.4%
1,604,786	Berry Plastics Corp., Senior Term Loan, 9.728% due 6/15/14 (d)	1,163,470

Oil, Gas & Consumable Fuels — 0.3%
1,000,000	Stallion Oilfield Services, Term Loan, 7.611% due 7/31/12 (d)	890,000

Trading Companies & Distributors — 0.2%
564,726	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (d)	502,606
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $4,275,833)	3,699,549

CONVERTIBLE BOND & NOTE — 0.3%
Transportation — 0.3%
1,015,000	Horizon Lines Inc., 4.250% due 8/15/12 (Cost - $798,957)	817,075

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
2,821,127	Home Interiors & Gifts Inc. (f)(g)*	3

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (f)(g)*	0

MATERIALS — 0.0%
Chemicals — 0.0%
1	Pliant Corp. (f)(g)*	0

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Shares		Security	Value
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169		McLeodUSA Inc., Class A Shares (f)(g)*	$0
12,250		Pagemart Wireless (f)(g)*	122
		TOTAL TELECOMMUNICATION SERVICES	122
		TOTAL COMMON STOCKS (Cost — $1,257,731)	125

CONVERTIBLE PREFERRED STOCKS — 0.9%
FINANCIALS — 0.9%
1,670		Bank of America Corp., 7.250% due 12/31/49	1,698,390
19,600		Citigroup Inc., 6.500% due 12/31/49	951,580
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,654,272)	2,649,970

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
8,800		Ford Motor Co., Notes, 7.500%	139,040

Media — 0.0%
3		ION Media Networks Inc., Series B, 12.000% *	1,625
		TOTAL CONSUMER DISCRETIONARY	140,665

FINANCIALS — 0.1%
Capital Markets — 0.0%
80		Lehman Brothers Holdings Inc., 7.250% *	86,800

Diversified Financial Services — 0.1%
100		Preferred Plus, Trust Series FRD-1, 7.400%	1,457
8,500		Saturns, Series F 2003-5, 8.125%	140,250
		Total Diversified Financial Services	141,707
		TOTAL FINANCIALS	228,507
		TOTAL PREFERRED STOCKS (Cost — $432,930)	369,172

Warrants
WARRANTS — 0.0%
1,005		Cybernet Internet Services International Inc., Expires 7/1/09(a)(f)(g)*	0
1,400		Elyria Foundry Co. LLC, Expires 3/1/15(a)(f)(g)*	0
940		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(f)(g)*	0
720		IWO Holdings Inc., Expires 1/15/11(a)(f)(g)*	0
750		Jazztel PLC, Expires 7/15/10(f)(g)*	0
1,040		Merrill Corp., Class B Shares, Expires 5/5/09(a)(f)(g)*	0
2,460		Viasystems Group Inc., Expires 1/31/10(f)(g)*	0
		TOTAL WARRANTS (Cost — $248,597)	0
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $306,028,310)	280,413,480

Face Amount†
SHORT-TERM INVESTMENTS — 1.8%
U.S. Government Agency — 0.8%
2,100,000		Federal Home Loan Bank (FHLB), Discount Notes, 1.900% due 6/2/08 (e)(h) (Cost - $2,100,000)	2,099,668

Sovereign Bonds — 1.0%
		Egypt Treasury Bills:
7,950,000	EGP	Zero coupon bond to yield 8.030% due 11/4/08	1,439,474

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)

May 31, 2008

Face Amount†		Security	Value
Sovereign Bonds — 1.0% (continued)
8,350,000	EGP	Zero coupon bond to yield 8.052% due 11/11/08	$1,509,558

		Total Sovereign Bonds (Cost — $2,888,322)	2,949,032
		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,988,322)	5,048,700
		TOTAL INVESTMENTS — 98.1% (Cost — $311,016,632#)	285,462,180
		Other Assets in Excess of Liabilities — 1.9%	5,634,003
		TOTAL NET ASSETS — 100.0%	$291,096,183

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.
(e)	All or a portion of this security is segregated for extended settlements.
(f)	Illiquid security.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EGP – Egyptian Pound.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is high current income.  Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks.  The yields of high yield obligations reflect, among other things, perceived credit and market risks.  The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective March 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	May 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$285,462,180	$3,019,142	$282,442,913	$125
Total	$285,462,180	$3,019,142	$282,442,913	$125

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities
Balance as of February 29, 2008	$125
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	(5,313)
Net purchases (sales)	—
Transfers in and/or out of Level 3	5,313
Balance as of May 31, 2008	$125

3.  Investments

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,278,410
Gross unrealized depreciation	(32,832,862)
Net unrealized depreciation	$(25,554,452)

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  July 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:   July 28, 2008